SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		0 Months Ended		1 Months Ended	6 Months Ended		1 Months Ended				2 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended				3 Months Ended	1 Months Ended			2 Months Ended
	Aug. 31, 2014	Jul. 23, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 October, 15, 2014 [Member]	Jun. 30, 2014 Consulting Agreement [Member] June, 15, 2014 [Member]	Mar. 10, 2014 Warrant [Member]	Dec. 03, 2012 Warrant [Member]	Apr. 30, 2014 Warrant [Member]	Jun. 30, 2014 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 29, 2010 Director [Member]	Mar. 31, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Aug. 31, 2014 Subsequent Event [Member]	Mar. 10, 2014 Subsequent Event [Member] Consulting Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] Consulting Agreement [Member]	Mar. 10, 2014 Subsequent Event [Member] March 2014 Service Provider Agreement [Member]	Feb. 18, 2014 Subsequent Event [Member] March 2014 Service Provider Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] March 2014 Service Provider Agreement [Member]	Mar. 10, 2014 Subsequent Event [Member] March 2014 Service Provider Agreement [Member] June, 15, 2014 [Member]	Mar. 10, 2014 Subsequent Event [Member] March 2014 Service Provider Agreement [Member] October, 15, 2014 [Member]	Mar. 10, 2014 Subsequent Event [Member] March 2014 Service Provider Agreement [Member] March, 10, 2014 [Member]	Mar. 10, 2014 Subsequent Event [Member] March 2014 Service Provider Agreement [Member] March, 10, 2014 [Member] Restricted Stock [Member]	Mar. 31, 2014 Subsequent Event [Member] Corporate Advisory Agreement [Member]	Mar. 31, 2014 Subsequent Event [Member] Warrant [Member]	Mar. 31, 2014 Subsequent Event [Member] Consultant [Member]	Aug. 31, 2014 Subsequent Event [Member] Director [Member]	Aug. 31, 2014 Subsequent Event [Member] Maximum [Member]	Aug. 31, 2014 Subsequent Event [Member] Minimum [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued			24,332,098		18,807,500	17,932,500																							625,000
Proceeds From Issuance Of Common Stock			$ 1,275,000	$ 450,000	$ 825,000	$ 475,000									$ 8,000														$ 625,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,297,500		1,405,000	200,000										850,000	25,000	177,500	425,000											750,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period 1																3 years	1 year	3 years															4 years	0 years
Share Based Compensation Arrangements By Share Based Payment Award Options Grant Date Share Price																$ 2.99	$ 3.15	$ 3.40												$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price														$ 0.01		$ 1.00	$ 1.00	$ 1.00												$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.61%							2.67%	2.00%	2.00%				2.00%	2.00%	2.00%	2.61%											2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			8 years							10 years	10 years	10 years	8 years			10 years	10 years	10 years	10 years											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			174.00%							170.00%	178.45%	170.00%				183.52%	186.05%		174.00%											170.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																		183.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%							0.00%	0.00%	0.00%						0.00%	0.00%											0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value																2,515,575	77,565	597,838												2,207,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value																1,691,500	53,750	426,000												1,492,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross																							3,884
Stock Issued During Period, Shares, Issued for Services								40,000	40,000															43,884					3,650,000		200,000
Termination Notice Period																				30 days
Fees Per Month																				2,500
Public Relations Advice And Service Fees																						5,000	6,000
Public Relations Advice And Service Fees To Be Paid																						5,000			5,000	5,000
Restricted Stock Issuable Shares																									40,000	40,000	40,000	120,000
Share-based Compensation, Total			17,801,575	1,652,393	2,009,910	1,021,512															316,000			139,000					11,560,000		632,000
Common Stock, Capital Shares Reserved for Future Issuance																				100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																			862,124
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 0.79		$ 0.54	$ 0.50	$ 0												$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			1,958,000		0														459,000
Proceeds from Loan Originations																																150,000
Debt Instrument, Interest Rate, Stated Percentage																																1.00%
Officers' Compensation	$ 50,000
Equity Purchase Agreement Description		Under the Equity Purchase Agreement, Kodiak has agreed to provide the Company with up to $3,000,000 of funding upon effectiveness of a registration statement on Form S-1.